Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) € in Thousands, R$ in Thousands, $ in Thousands, $ in Millions								1 Months Ended			5 Months Ended	11 Months Ended		12 Months Ended
	Dec. 29, 2023	Dec. 13, 2023 USD ($)	Sep. 06, 2022 item	Jul. 13, 2022 item	Jun. 14, 2022 USD ($)	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 EUR (€) contract	Dec. 31, 2014 BRL (R$)	Dec. 31, 2023 BRL (R$)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BRL (R$)	Jan. 31, 2022 USD ($)	Sep. 10, 2021 EUR (€)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 ARS ($)
Contingencies, commitments and restrictions on the distribution of profits
Amount of damages awarded to the plaintiff		$ 600
Amount of interest on damages awarded to the plaintiff		$ 300
Annual interest rate on damages awarded to plaintiff	8.00%
Percentage of judgment of damages awarded to plaintiff		53.30%
Total amount of loan								$ 1,333,237			$ 1,333,237			$ 1,333,237		$ 1,465,437	$ 1,439,603
Revenue														1,400,038		1,378,663	706,913
Several payments in cash											27,500			2,400
Bad debt recovery recognized														1,546		(4,760)	6,416
Amount of identified three total payments | R$																			R$ 858
Legal action to claiming for late payment of taxes | R$						R$ 1,300
TA Concession Agreement | Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Payments for confirmation deposit with no property passage										$ 3,300
Number of hearings | item			2	2
Amount of guarantees constituted														500
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Revenue														100,252		$ 79,713	$ 51,706
AA2000 | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Total amount of loan																									$ 36,500	$ 120.6
Revenue					$ 4,800
Bad debt recovery recognized					10,100
Foreign exchange income recognized					13,000
Interest income recognized					$ 4,800
Tax Proceedings
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim payments | R$							R$ 17,000
Value of tax demanded award the plaintiff seeks in the legal matter								1,700	R$ 8,000			$ 16,500	R$ 80,000
Lawsuit initiated by Federal District on pending IPTU, one | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount								1,000			1,000			1,000						R$ 5,000
Lawsuit initiated by Federal District on pending IPTU , two | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																					$ 200	R$ 1,200
TAGSA legal proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																							$ 4,500
ANSA legal proceedings, relating to claim by a supplier for breach of contract, one
Contingencies, commitments and restrictions on the distribution of profits
Provision														900
ANSA legal proceedings, relating to claim by a supplier for breach of contract, two
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount								500			500			500
Amount of ANSAs bank accounts attached								$ 300			$ 300			300
Insurance offered by ANSA														$ 500
Italian Proceedings | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Provision | €															€ 0
Number of preliminary sales contracts | contract																		2
Italian Proceedings | ARSA | First contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																		€ 75,000						€ 72,000
Contract expected price | €																		3,000
Italian Proceedings | ARSA | Second contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																		90						€ 81
Contract expected price | €																		€ 9